CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net revenues
Product revenue	$ 1,230,611	7,635,450	6,045,573	5,020,803
Other revenue (including administrative service charges to a related party amounting to RMB nil, RMB nil and RMB 60 (US$10) for the years ended December 31, 2012, 2013 and 2014, respectively)	51,818	321,513	279,425	173,006
Total net revenues	1,282,429	7,956,963	6,324,998	5,193,809
Cost of revenues
Total cost of revenues	(1,045,547)	(6,487,201)	(5,224,114)	(4,469,455)
Gross profit	236,882	1,469,762	1,100,884	724,354
Operating expenses:
Fulfillment (including service fees payable to related parties amounting to RMB9,625, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2012, 2013 and 2014, respectively)	(124,993)	(775,534)	(727,683)	(736,191)
Marketing	(60,314)	(374,227)	(260,988)	(195,938)
Technology and content	(33,558)	(208,214)	(180,158)	(153,267)
General and administrative	(26,639)	(165,284)	(148,919)	(137,473)
Government grants and value-added tax refunds	18,338	113,781	21,392	9,216
(Loss) income from operations	9,716	60,284	(195,472)	(489,299)
Interest income	7,227	44,839	30,727	38,695
Interest expense			(6,042)	(7,603)
Other income (expense), net	(2,741)	(17,006)	27,922	14,356
(Loss) income before income taxes	14,202	88,117	(142,865)	(443,851)
Income tax expenses
Net (loss) income	14,202	88,117	(142,865)	(443,851)
Net (loss) income attributable to common shareholders	14,202	88,117	(142,865)	(443,851)
(Loss) income per common share:
Basic	$ 0.04	0.22	(0.36)	(1.11)
Diluted	$ 0.03	0.21	(0.36)	(1.11)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of taxes	804	4,991	(42,873)	(3,730)
Unrealized gain on available-for-sale investment, net of taxes	410	2,541
Transferred to statements of comprehensive (loss) income of realized gain on available-for-sale investments, net of taxes	(410)	(2,541)
Comprehensive (loss) income attributable to common shareholders	$ 15,006	93,108	(185,738)	(447,581)